Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Equities	€ 24.5	€ 20.5
Debt instruments	44.1	40.3
Property	17.1	13.1
Other	12.2	12.5
Total	€ 97.9	€ 86.4